SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) - USD ($)		3 Months Ended		12 Months Ended
		Oct. 31, 2021		Jul. 31, 2021
Short-term Debt [Line Items]
Convertible notes payable, current		$ 208,320		$ 279,497
Interest		22.00%		22.00%
Less Discount
Convertible notes payable, noncurrent		$ 208,320		$ 279,497
KBM Worldwide Inc Note 1 [Member]
Short-term Debt [Line Items]
Lender		KBM Worldwide Inc	[1]	KBM Worldwide Inc	[2]
Origination		Dec. 29, 2014	[1]	Sep. 08, 2014	[2]
Maturity		Oct. 01, 2015	[1]	Jun. 12, 2015	[2]
Convertible notes payable, current		$ 56,820	[1]	$ 32,149	[2]
Interest		22.00%	[1]	22.00%	[2]
GS Capital Note [Member]
Short-term Debt [Line Items]
Lender		GS Capital		GS Capital
Origination		Jun. 29, 2021		Jun. 29, 2021
Maturity		Jun. 29, 2022		Jun. 29, 2022
Convertible notes payable, current		$ 151,500		$ 151,500
Interest		10.00%		10.00%
KBM Worldwide Inc Note 2 [Member]
Short-term Debt [Line Items]
Lender	[2]			KBM Worldwide Inc.
Origination	[2]			Dec. 29, 2014
Maturity	[2]			Oct. 01, 2015
Convertible notes payable, current	[2]			$ 95,848
Interest	[2]			22.00%

[1]	Note is currently in default. The default interest rate of 22% is being charged. When the registration becomes effective, the lender may convert the loan into common shares of stock. The loan can be converted into common shares at a price of 60% of the lowest trading price for the twenty (20) prior trading days including the day the conversion notice is received.
[2]	Note is currently in default. The default interest rate of 22% is being charges. When the registration becomes effective the lender will convert the loan into common shares of stock. The loan can be converted into common shares at a price of 60% of the lowest trading price for the twenty (20) prior trading days including the day the conversion notice is received.